SUBSEQUENT EVENTS - Additional Information (Detail)	1 Months Ended
	May 31, 2021 USD ($)	Mar. 31, 2021 USD ($) shares	Jan. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2021 $ / shares shares	Feb. 28, 2021 shares	Dec. 31, 2020 $ / shares shares
Subsequent Event [Line Items]
Common stock, Shares authorized				500,000,000		0
Common stock, Par or stated value per share | $ / shares				$ 0.0001		$ 0.0001
Preferred stock, Shares authorized				20,000,000		0
Preferred stock, Par or stated value per share | $ / shares				$ 0.0001		$ 0.0001
Common Class A [Member]
Subsequent Event [Line Items]
Common stock, Shares authorized				400,000,000
Common stock, Par or stated value per share | $ / shares				$ 0.0001
Common Class B [Member]
Subsequent Event [Line Items]
Common stock, Shares authorized				100,000,000
Common stock, Par or stated value per share | $ / shares				$ 0.0001
Series A Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Proceeds from issuance of private placement | $			$ 37,113
Private Placement [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Shares issued, Price per share | $ / shares			$ 25
Greenidge Generation Holdings Inc [Member]
Subsequent Event [Line Items]
Common stock, Shares authorized			200,000,000
Common stock, Par or stated value per share | $ / shares			$ 0.1000
Preferred stock, Shares authorized			20,000,000
Preferred stock, Par or stated value per share | $ / shares			$ 0.1000
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from potential investment | $		$ 10,000,000,000
Subsequent Event [Member] | Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Debt instrument, Face amount | $	$ 13,947,000
Investment, Interest rate	15.00%
Subsequent Event [Member] | Equity Incentive Plan [Member] | Notes Receivable [Member]
Subsequent Event [Line Items]
Investment maturity date	Oct. 31, 2023
Receivables, Payment terms	The notes require variable amounts of interest only payments for the first six to eight months of each agreement and variable payments of monthly principal and interest through the maturity date in October 2023
Subsequent Event [Member] | Greenidge Generation Holdings Inc [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Stock issued during period shares, Stock split		(3,831,112)
Stock split ratio		4
Subsequent Event [Member] | Greenidge Generation Holdings Inc [Member] | Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Common stock reserved					957,778
Subsequent Event [Member] | Greenidge Generation Holdings Inc [Member] | Private Placement [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Stock issued during period shares, Conversion of convertible securities			1,620,000
Shares issued, Price per share | $ / shares			$ 25
Proceeds from issuance of private placement | $			$ 37,590,000
Subsequent Event [Member] | Asset Contribution And Exchange Agreement [Member] | Greenidge Generation Holdings Inc [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Stock issued during period shares, Stock split		(28,000,000)
Stock split ratio		4
Stock issued during period shares, Conversion of convertible securities		7,000,000